Long term loan and other non-current liabilities (Schedule of Future Payments of Long-term Loan) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Long term loan and other non-current liabilities.
Remainder of 2020	$ 367
2020		$ 504
2021	507	526
2022	368	381
2023	368	382
2024 and after	1,201	1,245
Total future payments of long-term loan	$ 2,811	$ 3,038